UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

 (Address of principal executive offices)                            (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Enhanced Dividend Fund

Semi-Annual Report

September 30, 2003

Neiman Enhanced Dividend Fund

Semi-Annual Report

September 30, 2003

Dear Shareholder:

We at Neiman Funds are honored to be writing you this letter after our first six months of operating the Neiman Enhanced Dividend Fund.

We are pleased to report that the Fund has been operated exactly as we have told our investors that it would be. We are adhering to our disciplined approach of investing in dividend paying equities, and generating additional cash flows from premiums received from the sale of call option contracts on stocks in the Fund. Modest capital gains are a secondary objective of the Fund.

As shown in the accompanying financial statements, during our first six months the Fund earned $12,582 in dividend income. During the same period the Fund earned $11,852 in net realized gains on investments. The net realized gain on investments was comprised of price appreciation on the sale of equities in the amount of $8,060, plus net realized gains from selling options contracts in the amount of $3,792. Of course this is before deduction of the Fund’s expenses.

The net asset value (NAV) or share price of our shares finished pretty much unchanged on September 30, 2003. Our Fund began on April 1, 2003, with a share price (NAV) of $20.00 per share. The NAV was $19.98 on September 30, 2003. Investors might ask how this compared to the performance of the major indexes, such as the S&P 500, or the DOW.  Naturally, most of the major indexes were up during the same period. But, that does not necessarily tell the whole story.

Our share NAV actually hit a low point of $19.67 on August 5, 2003, so we are pleased that the trend was quite positive by the end of the reporting period. It is possible that ups and downs of the market contributed to some of the early negative performance. Of greater importance, we hope our investors understand that during the early weeks of our new mutual fund, we fund managers were busy gathering new investors, and positioning the initial investments. This took several weeks. Meanwhile, the expenses of running the Fund were accrued by the Fund on a daily basis, starting from the first day. As a result, expenses of running the Fund contributed to the decline in NAV during the early weeks. Eventually, gains from investments kicked in to offset the expenses. We feel that the selection of investments that yielded sufficient cash flow to result in a "breakeven" (almost) by the end of the first six months is a sign that we managers have been doing exactly what we are supposed to do.

2003 Semi-Annual Report 1

At the time of the writing of this letter, we have the benefit of a little hindsight after the end of the first reporting period. Although we cannot state any figures, it does appear that the Fund is continuing to be operated and to perform in a manner consistent with the trend at the end of the period. Naturally, we will publish a complete report at the end of the first full year of operations.

Our philosophy toward portfolio management is to try to follow the lessons taught in the fable "the Tortoise and the Hare". We intend to run our "race" like a Tortoise, not like a Hare. We attempt to be steady, consistent, and focused. In the long run, we feel our shareholders will be "winners."

HARVEY NEIMAN                             DANIEL NEIMAN

President                                            Secretary / Treasurer

Neiman Enhanced Dividend Fund

November 26, 2003

2003 Semi-Annual Report  2

Neiman Enhanced Dividend Fund

		Unaudited Schedule of Investments
			September 30, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Construction Machinery & Equipment
1,000	Caterpillar, Inc.*	$ 68,840	4.38%

Electric & Other Services
1,000	Exelon Corp.*	63,500	4.04%

Electric Services
1,800	Southern Corp.*	52,776	3.36%

Electronic & Other Electrical
900	General Electric Co.*	26,829	1.71%

Food and Kindred Products
800	Altria Group*	35,040
2,300	Campbell Soup Co.*	60,950
		95,990	6.11%

Lumber & Wood Products
1,200	Weyerhauser Co.*	70,140	4.47%

Motor Vehicles & Passenger Car
800	General Motors Corp.*	32,744	2.08%

National Commercial Banks
800	BankAmerica Corp.*	62,432
1,200	Citigroup*	54,612
2,200	US Bancorp*	52,778
1,200	Wells Fargo*	61,800
		231,622	14.75%

Paper Mills
1,600	International Paper*	62,432	3.97%

Petroleum Refining
800	ChevaronTexaco Corp.*	57,160
1,600	Exxon Mobil*	58,560
		115,720	7.37%

Pharmaceutical Preparations
2,000	Bristol Myers Squibb Co. *	51,320
1,300	Merck & Co. , Inc.*	65,806
		117,126	7.46%

Photographic Equipment & Supplies
3,000	Eastman Kodak, Co.*	62,820	4.00%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,400	Dupont E.I. Denemours & Co.*	56,014	3.57%

Retail Department Stores
1,600	Sears Roebuck & Co.*	69,968	4.45%

Telephone Communications (No Radio Telephone)
2,200	SBC Communications*	48,950
1,400	Verizon Communications*	45,416
		94,366	6.01%

Total for Common Stock		1,220,887	77.72%

* Portion of the Security is pledged as collateral for call options written.
Note: Aggregate value of segregated securities - $1,348,637.26.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  3

Neiman Enhanced Dividend Fund

			Unaudited Schedule of Investments
				September 30, 2003
	Shares/Principal Amount		Market Value	% of Assets

	UNIT INVESTMENT TRUSTS
2,000	Diamonds Trust*		$ 186,100	11.85%

	Total for Unit Investment Trusts		186,100	11.85%

	Cash and Equivalents
263,823	First American Prime Obligation Fund		263,823	16.79%
	Class-S Rate .40% **

	Total Investments		1,670,810	106.36%
	(Identified Cost $1,688,078)

	Liabilities in excess of Other Assets		(99,960)	-6.36%

	Net Assets		$ 1,570,850	100.00%

	CALL/PUT OPTIONS WRITTEN
		Shares Subject
	Underlying Security	to Call/Put	Fair Value
	Expiration Date/Exercise Price

Altria Group
	January 2004 Calls @ 45.00	600	$ 1,230

	Bank of America Corp.
	November 2003 Calls @ 80.00	400	640
	January 2004 Calls @ 85.00	400	360
			1,000
	Bristol Myers Squibb Co,
	January 2004 Calls @ 27.50	1,000	800
	January 2004 Calls @ 30.00	1,000	350
			1,150

	Campbell Soup Co.
	January 2004 Calls @ 25.00	2,000	4,400

Caterpillar, Inc.
	November 2003 Calls @ 55.00	500	7,050
	January 2004 Calls @ 60.00	500	5,200
			12,250
	Chevron Texaco Corp.
	January 2004 Calls @ 75.00	400	440
	January 2004 Calls @ 80.00	400	120
			560

Citigroup
	January 2004 Calls @ 45.00	1,200	3,540

Diamonds Trust
	October 2003 Calls @ 96.00	1,000	450
	November 2003 Calls @ 96.00	1,000	1,450
			1,900
	Dupont E.I. Denemours & Co.
	January 2004 Calls @ 42.50	600	60
	January 2004 Calls @ 45.00	600	210
			270

	Eastman Kodak Co.
	January 2004 Calls @ 30.00	900	180
	January 2004 Calls @ 35.00	900	135
			315
* Portion of the Security is pledged as collateral for call options written.
Note: Aggregate value of segregated securities - $1,348,637.26.
** Variable Rate Security; The coupon rate shown represents the rate at
	September 30, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  4

Neiman Enhanced Dividend Fund

Shares/Principal Amount		Market Value

CALL/PUT OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call/Put	Fair Value
Expiration Date/Exercise Price
Exelon Corp.
October 2003 Calls @ 60.00	500	$ 1,750
January 2004 Calls @ 65.00	500	700
		2,450

Exxon Mobil
October 2003 Calls @ 37.50	700	175
January 2004 Calls @ 40.00	700	175
		350

General Electric Co.
December 2003 Calls @ 32.50	900	450

General Motors Corp.
January 2004 Calls @ 40.00	800	2,120

International Paper
October 2003 Calls @ 37.50	800	1,560
January 2004 Calls @ 40.00	800	1,240
		2,800

Merck & Co.
October 2003 Calls @ 60.00	400	60
January 2004 Calls @ 55.00	500	500
January 2004 Calls @ 65.00	400	120
		680

SBC Communications, Inc.
October 2003 Calls @ 25.00	1,100	55
January 2004 Calls @ 30.00	1,100	55
		110

Sears Roebuck & Co.
October 2003 Calls @ 32.50	800	9,200
January 2004 Calls @ 37.50	800	6,080
		15,280

Southern Co.
November 2003 Calls @ 30.00	1,800	540

US Bancorp
January 2004 Calls @ 25.00	2,200	1,650

Verizon Communications
October 2003 Calls @ 40.00	700	35
January 2004 Calls @ 42.50	700	70
		105

Weyerhauser Co.
October 2003 Calls @ 50.00	600	5,220
January 2004 Calls @ 55.00	600	3,180
		8,400

Wells Fargo
October 2003 Calls @ 50.00	400	950
January 2004 Calls @ 55.00	400	350
		1,300

Total (Premiums Received $65,720)(Note 9)		$ 62,850

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  5

Neiman Enhanced Dividend Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2003

Assets:
Investment Securities at Market Value	$ 1,670,810
(Identified Cost $1,688,078)
Receivables	2,623
Receivable From Adviser	8,533
Total Assets	1,681,966
Liabilities
Accrued Expenses	24,957
Accrued Advisory Fees	2,439
Payable For Securities Purchased	20,870
Covered Call Options Written (premiums received $65,720)	62,850
Total Liabilities	111,116
Net Assets	$ 1,570,850
Net Assets Consist of:
Capital Paid In	1,569,760
Accumulated Undistributed Net Investment Income	3,636
Realized Gain (Loss) on Investments - Net	11,852
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(17,268)
Unrealized Appreciation (Depreciation) on Options	2,870
Net Assets, for 78,633 Shares Outstanding	$ 1,570,850
Net Asset Value and Redemption Price
Per Share ($1,570,850/78,633 shares)	$ 19.98

Statement of Operations (Unaudited)
For the six month period ended September 30, 2003
Investment Income:
Dividends	$ 12,582
Interest	1,081
Total Investment Income	13,663
Expenses: (Note 2)
Investment Adviser Fees	10,027
Administration fees	12,034
Transfer agent fees & accounting	10,228
Legal fees	6,017
Audit fees	5,765
Registration fees	5,014
Custody fees	4,812
Printing and postage expense	1,003
Trustees fees	1,504
Miscellaneous Expense	1,829
Insurance expense	590
Total Expenses	58,823
Less:
Expense Waiver / Expense Reimbursement (Note 2)	(48,796)
Net Expenses	10,027
Net Investment Income	3,636

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	8,060
Realized Gain (Loss) on Options	3,792
Unrealized Appreciation (Depreciation) on Investments	(17,268)
Unrealized Appreciation (Depreciation) on Options	2,870
Net Realized and Unrealized Gain (Loss) on Investments & Options	(2,546)

Net Increase (Decrease) in Net Assets from Operations	$ 1,090

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  6

Neiman Enhanced Dividend Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2003*
	to
	9/30/2003
From Operations:
Net Investment Income	$ 3,636
Net Realized Gain (Loss) on Investments	8,060
Net Realized Gain (Loss) on Options	3,792
Net Unrealized Appreciation (Depreciation)	(14,398)
Increase (Decrease) in Net Assets from Operations	1,090
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	1,649,760
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	(180,000)
Net Increase from Shareholder Activity	1,469,760

Net Increase (Decrease) in Net Assets	1,470,850

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 1,570,850

Share Transactions:
Issued	82,655
Reinvested	-
Redeemed	(9,023)
Net increase (decrease) in shares	73,633
Shares outstanding beginning of period	5,000
Shares outstanding end of period	78,633

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2003*
	to
	9/30/2003
Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income	0.06
Net Gains or Losses on Securities
(realized and unrealized)	(0.08)
Total from Investment Operations	(0.02)

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 19.98
Total Return	(0.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,571

Before Reimbursement
Ratio of Expenses to Average Net Assets	10.19%	**
Ratio of Net Income to Average Net Assets	-7.83%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	1.74%	**
Ratio of Net Income to Average Net Assets	0.63%	**

Portfolio Turnover Rate	63.74%	**

* commencement of operations.
** annualized

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  7

Notes to Financial Statements (unaudited)

Neiman Enhanced Dividend Fund

September 30, 2003

1.)

SIGNIFICANT ACCOUNTING POLICIES

Neiman Enhanced Dividend Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust. Neiman Capital Management, LLC is the Adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek income from dividends and premiums from covered call options.   Capital appreciation is a secondary objective.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2003 Semi-Annual Report  8

Notes to the Financial Statements - continued (uanaudited)

SHARE VALUATION:

The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Neiman Capital Management, LLC  (the "Adviser").  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.75% for investment adviser services.  As a result of the above calculation, for the six month period ended September 30, 2003, the Adviser received management fees totaling $10,027.

The adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of its average daily net assets through March 31, 2006.

4.)

RELATED PARTY TRANSACTIONS

Certain officers and directors of Neiman Capital Management, LLC are also officers and/or Trustees of the Fund.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2003 was $1,569,760 representing 78,633 shares outstanding.

2003 Semi-Annual Report  9

Notes to the Financial Statements - continued (unaudited)

6.)

PURCHASES AND SALES OF SECURITIES

For the period of April 1, 2003 through September 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,691,751 and $272,018, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at September 30, 2003 was $1,688,078.

At September 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

  $84,266                                   ($98,664)                                                  ($14,398)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2003, Harvey Neiman and Linda Neiman may be deemed to beneficially own, in the aggregate, 66.13% of the Fund and Trusts for the Thaler family may be deemed to beneficially own 25.47% of the Fund.

9.) OPTIONS WRITTEN

As of September 30, 2003, the Fund's portfolio securities valued at $1,348,637 were pledged as collateral for options written by the Fund.

Transactions in options written during the six month period ended September 30, 2003.

Number of

Premiums

Contracts

Received

Options outstanding at March 31, 2003

0

$0

Options written

386

$79,634

Options terminated in closing purchase transactions

0

0

Options expired

(25)

($3,792)

Options exercised

(43)

($10,122)

Options outstanding at September 30, 2003

318

$65,720

2003 Semi-Annual Report  10

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

PO Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Enhanced Dividend Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By /s/ Harvey Neiman

     Harvey Neiman

     President

Date 12 / 1 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Harvey Neiman

     Harvey Neiman

     President

Date 12 / 1 / 03

By /s/ Daniel Neiman

     Daniel Neiman

     Chief Financial Officer

Date 12 / 1 / 03